QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May 31, 2013	Feb. 28, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 28, 2014	Feb. 28, 2013
Quarterly Financial Information Details
Total revenues	$ 6,806,532	$ 6,425,887	$ 7,592,735	$ 5,865,564	$ 7,509,480	$ 7,433,051	$ 6,189,220	$ 5,078,351	$ 26,690,718	$ 26,210,101
Operating loss	(7,682,790)	(5,259,979)	(3,360,367)	(6,014,403)	(10,482,483)	(41,005,388)	(7,160,379)	(4,944,918)	(22,317,539)	(63,593,168)
NET LOSS	$ (7,586,355)	$ (5,278,975)	$ (3,374,255)	$ (6,015,204)	$ (7,889,353)	$ (33,706,071)	$ (2,299,598)	$ (4,942,273)	$ (22,254,789)	$ (48,837,295)
NET LOSS PER SHARE - basic and diluted	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.05)	$ (0.07)	$ (0.31)	$ (0.02)	$ (0.05)	$ (0.16)	$ (0.47)